Taxes - Tax Loss Carryforwards, Maturity (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 31,292	$ 39,077	$ 31,292	$ 42,813
Adjustments in deferred income tax assets		$ 2,810	$ 2,500
Gains (losses) on disposal of subsidiary	$ 282
NOLs usage limit		30.00%
2026
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 1,078
2027
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		1,089
2028
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		1,198
2029
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		1,159
2030
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		4,154
2031
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		10,748
2032
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		157
2033
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		1,233
2034
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		178
2035 and thereafter
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		11,833
No expiration (Brazil and Colombia)
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 6,250